Property and Equipment:	12 Months Ended
Jul. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3 - Property and Equipment:
The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2011	2010

Land	$237,969	$220,409
Buildings and Improvements	1,508,288	1,396,990
Furniture and Fixtures	149,540	159,739
Office Equipment	201,314	210,379
Lab Equipment	4,614,656	4,438,268

Total Property and Equipment	6,711,767	6,425,785

Less: Accumulated Depreciation	5,439,900	5,084,377

Property and Equipment, Net	$1,271,867	$1,341,408

Depreciation expense related to property and equipment amounted to $172,250, $238,253 and $298,407 for the years ended July 31, 2011, 2010 and 2009, respectively.